Segmental analysis - Schedule of depreciation, amortisation and impairment by operating segments (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure of operating segments [line items]
Depreciation, amortisation and impairment	£ (2,175)	£ (2,061)	£ (1,984)
Property, plant and equipment
Disclosure of operating segments [line items]
Depreciation, amortisation and impairment	(1,878)	(1,769)	(1,700)
Non-current intangible assets
Disclosure of operating segments [line items]
Depreciation, amortisation and impairment	(297)	(292)	(284)
Operating segments | UK Electricity Transmission
Disclosure of operating segments [line items]
Depreciation, amortisation and impairment	(540)	(521)	(484)
Operating segments | UK Electricity Distribution
Disclosure of operating segments [line items]
Depreciation, amortisation and impairment	(249)	(223)	(223)
Operating segments | UK Electricity System Operator
Disclosure of operating segments [line items]
Depreciation, amortisation and impairment	0	(61)	(101)
Operating segments | New England
Disclosure of operating segments [line items]
Depreciation, amortisation and impairment	(469)	(420)	(393)
Operating segments | New York
Disclosure of operating segments [line items]
Depreciation, amortisation and impairment	(731)	(658)	(620)
Operating segments | National Grid Ventures
Disclosure of operating segments [line items]
Depreciation, amortisation and impairment	(173)	(166)	(149)
Operating segments | Other
Disclosure of operating segments [line items]
Depreciation, amortisation and impairment	£ (13)	£ (12)	£ (14)